Subsequent Events [Text Block]	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 8. SUBSEQUENT EVENTS

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the financial statements were issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Merger Agreement

On July 9, 2019, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Vieco 10 Limited, a company limited by shares under the laws of the British Virgin Islands (“V10”), Foundation Sub 1, Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub A”), Foundation Sub 2, Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub B”), Foundation Sub LLC, a Delaware limited liability company and a direct wholly owned subsidiary of the Company (“Merger Sub LLC” and, collectively with Merger Sub A and Merger Sub B, the “Merger Subs”), TSC Vehicle Holdings, Inc., a Delaware corporation and an indirect wholly owned subsidiary of V10 (“Company A”), Virgin Galactic Vehicle Holdings, Inc., a Delaware corporation and an indirect wholly owned subsidiary of V10 (“Company B”), and VGH, LLC, a Delaware limited liability company and a direct wholly owned subsidiary of V10 (“Company LLC” and, collectively with Company A and Company B, the “VG Companies” and together with V10, “VG”). On October 2, 2019, the Company executed an amendment to the merger agreement to expand the number of initial members of the Board of Directors following the completion of the transaction from seven to eight members, and to include Vieco USA, Inc., a newly-formed and wholly owned subsidiary of V10 (“Vieco US”), as a party to the Transaction. Upon closing of the Transaction, the VGH, Inc. common stock due to V10 as consideration will be received and directly held by Vieco US.

The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other agreements and transactions contemplated by the Merger Agreement, including the Purchase Agreement, the “Virgin Galactic Business Combination”):

(i)

at the closing of the transactions contemplated by the Merger Agreement (the “Closing”), upon the terms and subject to the conditions of the Merger Agreement, (x) Merger Sub A will merge with and into Company A, the separate corporate existence of Merger Sub A will cease and Company A will be the surviving corporation and a wholly owned subsidiary of the Company (“Corp Merger A”), (y) Merger Sub B will merge with and into Company B, the separate corporate existence of Merger Sub B will cease and Company B will be the surviving corporation and a wholly owned subsidiary of the Company (“Corp Merger B”) and (z) Merger Sub LLC will merge with and into Company LLC, the separate company existence of Merger Sub LLC will cease and Company LLC will be the surviving company and a wholly owned subsidiary of the Company (the “LLC Merger” collectively with Corp Merger A and Corp Merger B, the “Mergers”);

(ii)

as a result of the Mergers, among other things, all outstanding shares of common stock or limited liability company interests, as applicable, of each of the VG Companies will be cancelled in exchange for the right to receive 130,000,000 shares of the Company’s common stock (after the Domestication (as defined below)).

Domestication

Pursuant to the Merger Agreement, prior to the Closing, and in accordance with the Delaware General Corporation Law (the “DGCL”), Cayman Islands Companies Law (2018 Revision) (the “CICL”) and the Company’s Amended and Restated Memorandum and Articles of Association, as amended by the Extension Amendment (defined below) the Company will effect a deregistration under the CICL and a domestication under Section 388 of the DGCL (by means of filing a certificate of domestication with the Secretary of State of Delaware), pursuant to which the Company’s jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the “Domestication”).

In connection with the Domestication, (i) each of the then issued and outstanding Class A ordinary shares, will convert automatically, on a one-for-one basis, into a share of common stock, par value $0.0001, per share of the Company (after its Domestication) (the “common stock”), (ii) each of the then issued and outstanding Class B ordinary shares will convert automatically, on a one-for-one basis, into a share of the Company’s common stock (except that, in connection with the Domestication, our Sponsor will instead receive upon the conversion of the Class B ordinary shares held by it, a number of shares of the Company’s common stock equal to (x) the number of Class B ordinary shares held by it as of immediately prior to the Domestication minus (y) after giving effect to the Domestication, the number of shares of the Company’s common stock underlying the restricted stock units granted to certain independent directors of the Company that were outstanding as of immediately prior to the Domestication), (iii) each then issued and outstanding warrant of the Company will convert automatically into a warrant to acquire one share of the Company’s common stock (the “Domesticated Warrants”), pursuant to the Warrant Agreement, dated September 13, 2017, between the Company and Continental Stock Transfer & Trust Company, as warrant agent, and (iv) each then issued and outstanding unit of the Company will convert automatically into a unit of the Company (after the Domestication) (the “Domesticated Units”), with each Domesticated Unit representing one share of the Company’s common stock and one-third of one Domesticated Warrant.

Repurchase

Pursuant to the Merger Agreement, promptly following the Close (and in no event later than ten business thereafter), if the Available SCH Cash (as defined in the Merger Agreement) is greater than $500,000,000 (the amount by which the Available SCH Cash exceeds $500,000,000, the “Remaining Cash”), then the Company will, at V10’s election (to be made within five business days after the Closing), use cash in an amount up to the lesser of $200,000,000 and the Remaining Cash to repurchase shares of the Company’s common stock from V10 at a purchase price of $10.00 per share.

Extension

In connection with the transactions contemplated by the Merger Agreement, on September 9, 2019, the Company held an extraordinary general meeting of its shareholders whereby the Company’s shareholders approved (x) an amendment to the Company’s Amended and Restated Memorandum and Articles of Association to extend the date by which the Company is required to consummate a Business Combination from September 18, 2019, to December 18, 2019, and (y) an amendment to the Investment Management Trust Agreement, dated September 13, 2017, by and between the Company and Continental Stock Transfer & Trust Company, as trustee, (the “Trust Agreement”) to extend the date on which the trustee thereunder must liquidate the Trust Account if the Company has not completed a Business Combination, from September 18, 2019, to December 18, 2019 (collectively, the “Extension Amendment”).

The number of ordinary shares redeemed in connection with the Extension Amendment was 3,771,178. The Company distributed $39,096,085.27, or approximately, $10.37 per share, to redeeming Company shareholders. As of September 9, 2019, the balance in the Trust Account, after deduction of the amount required to redeem the 3,771,178 ordinary shares, was $676,232,091.37. To the extent required by the Merger Agreement and subject to the approval of the Company’s shareholders, the Company will further extend the period within which the Company must have completed a Business Combination to April 18, 2020.

Purchase Agreement

On July 9, 2019, the Company entered into a Purchase Agreement (the “Purchase Agreement”), in connection with the transactions contemplated by the Merger Agreement, with Chamath Palihapitiya and V10, pursuant to which Mr. Palihapitiya has agreed to, concurrently with the consummation of the Mergers, at the option of V10, (i) purchase a number of newly issued shares of the Company’s common stock from the Company in exchange for cash to be retained by the Company, or (ii) purchase a number of shares of the Company’s common stock from V10, which will reduce the number of shares purchased directly from the Company pursuant to clause (i), in each case, subject to the terms and conditions contemplated by the Purchase Agreement; provided that the aggregate number of shares of the Company’s common stock to be purchased by Mr. Palihapitiya pursuant to the Purchase Agreement will not, in any event, exceed 10,000,000, and the aggregate price paid for such shares will be equal to $100,000,000.

The Virgin Galactic Business Combination will be consummated subject to the deliverables and provisions as further described in the Merger Agreement.

Promissory Note

In the past, a party related to the Sponsor and certain of our officers and directors have advanced funds to the Company for working capital purposes, including $0.8 million as of June 30, 2019. On October 2, 2019, these outstanding advances were documented in a promissory note (the “Promissory Note”) issued by the Company to the Sponsor, pursuant to which SCH may borrow up to $3.5 million from the Sponsor (including those amounts which are currently outstanding). The Promissory Note is non-interest bearing, unsecured and due and payable in full on the earlier of December 18, 2019 and the date SCH consummates its initial business combination. If the initial business combination is not completed within the required period of time, the Company may use a portion of our working capital held outside the trust account to repay such advances and any other working capital advances made to the Company, but no proceeds held in the trust account would be used to repay such advances and any other working capital advances made to us, and such related party may not be able to recover the value it has loaned us and any other working capital advances it may make.

Boeing Subscription Agreement

On October 7, 2019, the Company and an entity affiliated with The Boeing Company (“Boeing”) entered into a subscription agreement (the “Boeing Agreement”) pursuant to which Boeing has agreed to purchase $20.0 million of shares of common stock of VGH, Inc. immediately following the Closing, at a price per share equal to the dollar amount per share of common stock that a shareholder of the Company would receive upon the valid exercise of their right of redemption with respect to such share of common stock in connection with the Closing, which amount shall be calculated as of two business days prior to the Closing Date. In connection with the Boeing Agreement, VGH, Inc. will provide Boeing with a right to have a representative attend all meetings of the board of directors of VGH, Inc. and receive all materials provided to the board, subject to exceptions for VGH, Inc. to preserve attorney-client privilege, avoid disclosure of trade secrets or prevent material competitive harm. This right will expire on October 7, 2023, subject to automatic two-year renewals unless VGH, Inc. provides prior written notice, or such other time as when Boeing owns less than all of the shares of common stock purchased by it pursuant to the Boeing Agreement. The investment contemplated by the Boeing Agreement is contingent on the Business Combination, but the Business Combination is not contingent on the investment contemplated by the Boeing Agreement.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the financial statements were issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On March 12, 2019, the Sponsor committed to provide up to an aggregate of $200,000 in loans to the Company.